IMPAIRMENT OF ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Opening balance at January 1	$ 55,891	$ 54,800
Increase (decrease) impairment	(1,359)	(1,359)
Increase (decrease) in foreign exchange	(3,207)	1,091
Closing balance	$ 51,325	$ 55,891